Derivatives (Details Textual) (USD $)	1 Months Ended			12 Months Ended
	Dec. 19, 2012	Dec. 27, 2012	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Derivative (Textual)
Description of risk free interest rate determination				Risk-free interest rate was determined by management using the average of 5 and 7 year and the 3-month Treasury Bill as of the respective measurement date.
Expected dividend yield
Description of probability of stock offering				Probability of a stock offering is 25% for each quarter of the next five years.
Range of percentage of existing shares offered	35.00%	35.00%	35.00%	35.00%	35.00%
Series E Preferred Stock [Member]
Derivative (Textual)
Exercise price of warrant	0.26